FAIR VALUE MEASUREMENTS (Details) - AltC Acquisition Corp. - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities held in Trust Account	$ 307,512,876	$ 303,560,538	$ 506,140,080
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account			$ 506,140,080